Investment In Equity Affiliate - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Oct. 26, 2010 Zbang It Ltd	Dec. 31, 2011 Zbang It Ltd	Mar. 28, 2013 Zbang It Ltd Developed Technology	Dec. 31, 2012 Zbang It Ltd Unsecured Debt
Investments in and Advances to Affiliates [Line Items]
Percentage of acquired interest in Zbang It Ltd.		34.35%
Payment for acquisition made in cash		$ 800
Loan provided to equity affiliate	1,177				1,177
Accrued interest					52
Acquired intangible assets				$ 1,420
Estimated Purchase price Per Share				$ 1
Option to purchase ownership interest percentage			65.65%
Option exercise date description			The period to exercise this option began on April 1, 2011
Option expiration date			Mar. 31, 2013